LEASES - Components of lease expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease cost
Operating lease expense	¥ 2,193	¥ 2,508
Short-term lease expense	1,147	1,261
Total lease cost	¥ 3,340	¥ 3,769